Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 3,757,594	$ 2,241,026	$ 2,287,977
Prepaid expenses and other current assets	407,946	493,558	1,293,554
Total current assets	4,165,540	2,734,584	3,581,531
Other assets:
Property and equipment, net	196,521	305,777	507,377
Intangible assets, net		42,182	210,932
Total other assets	196,521	347,959	718,309
Total assets	4,362,061	3,082,543	4,299,840
Current liabilities:
Accounts payable	683,707	521,747	1,218,783
Due to related parties		232,891
Accrued liabilities		732,010	1,075,643
Investment option liability		1,988	23,608
Warrant liability		1,100	25,470
Accrued expenses and other current liabilities	222,178	735,098
Total current liabilities	905,885	1,489,736	2,343,504
Commitments and contingencies (Note 9)
Mezzanine equity
Series C redeemable preferred stock, value
Redeemable non-controlling interest
Total mezzanine equity
Shareholders’ equity
Preferred stock, value
Common Stock, value	5,183	565	152
Additional paid-in capital	116,684,259	108,261,264	100,843,091
Stock subscription receivable			(1,817,640)
Accumulated deficit	(112,652,321)	(106,074,505)	(96,499,518)
Accumulated other comprehensive loss	(580,945)	(594,517)	(569,749)
Total shareholders’ equity	3,456,176	1,592,807	1,956,336
Total liabilities, mezzanine equity, and shareholders’ equity	$ 4,362,061	$ 3,082,543	$ 4,299,840